INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET	INTANGIBLE ASSETS, NET

	Year ended December 31, 2024
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	563,120	403,875	14,639	298,134	73,935	662,307	2,016,010
Accumulated amortization	(381,622)	(275,533)	—	(288,872)	(73,935)	—	(1,019,962)

Net book value as of January 1, 2024	181,498	128,342	14,639	9,262	—	662,307	996,048

Opening net book value	181,498	128,342	14,639	9,262	—	662,307	996,048
Translation differences	(8,810)	—	—	—	—	—	(8,810)
Additions	100,345	62,303	37,443	—	—	—	200,091
Disposals / Consumptions	(2,216)	(2,000)	—	(36)	—	—	(4,252)
Impairment charge (note 4 (e)(2))	—	(32,435)	—	—	—	—	(32,435)
Transfers	1,463	35,355	(35,296)	—	—	—	1,522
Amortization charge	(48,297)	(81,436)	—	(320)	—	—	(130,053)

Closing net book value	223,983	110,129	16,786	8,906	—	662,307	1,022,111

Values at the end of the year
Cost	651,838	466,817	16,786	298,098	73,935	662,307	2,169,781
Accumulated amortization	(427,855)	(356,688)	—	(289,192)	(73,935)	—	(1,147,670)

Net book value as of December 31, 2024	223,983	110,129	16,786	8,906	—	662,307	1,022,111

	Year ended December 31, 2023
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	460,434	358,767	29,360	297,427	73,935	662,307	1,882,230
Accumulated amortization	(348,260)	(227,098)	—	(288,528)	(73,935)	—	(937,821)

Net book value as of January 1, 2023	112,174	131,669	29,360	8,899	—	662,307	944,409

Opening net book value	112,174	131,669	29,360	8,899	—	662,307	944,409
Translation differences	(227)	—	—	—	—	—	(227)
Acquisition of business (note 3)	34,451	—	—	—	—	—	34,451
Additions	67,754	32,407	40,333	726	—	—	141,220
Disposals / Consumptions	(113)	—	—	(19)	—	—	(132)
Impairment charge (note 4 (e)(2))	—	(42,316)	—	—	—	—	(42,316)
Transfers	3,181	55,016	(55,054)	—	—	—	3,143
Amortization charge	(35,722)	(48,434)	—	(344)	—	—	(84,500)

Closing net book value	181,498	128,342	14,639	9,262	—	662,307	996,048

Values at the end of the year
Cost	563,120	403,875	14,639	298,134	73,935	662,307	2,016,010
Accumulated amortization	(381,622)	(275,533)	—	(288,872)	(73,935)	—	(1,019,962)

Net book value as of December 31, 2023	181,498	128,342	14,639	9,262	—	662,307	996,048
The Company has not registered any impairment charges in connection with Goodwill (see notes 4 (f) and (bb) (1) and (4)).